Investments - Schedule of Investments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Short-term investments (*)
Short-term investments		$ 2,922	$ 10,493
Long-term investments
Long-term investments		490	893
Total investments		3,412	11,386
U.S. Treasury securities [Member]
Short-term investments (*)
Short-term investments			4,604
Corporate bonds – marketable investments [Member]
Short-term investments (*)
Short-term investments		2,922	5,889
Long-term investments
Long-term investments			403
Investments in private equity [Member]
Long-term investments
Long-term investments	[1]	$ 490	$ 490

[1]	Classified as level 3 inputs in the fair value hierarchy.